Inputs to Model for Awards Granted During Period (Detail)													12 Months Ended
	Dec. 31, 2013 2005 Stock Incentive Plan [Member] USD ($)	Dec. 31, 2013 2005 Stock Incentive Plan [Member] ZAR	Dec. 31, 2012 2005 Stock Incentive Plan [Member] USD ($)	Dec. 31, 2012 2005 Stock Incentive Plan [Member] ZAR	Dec. 31, 2011 2005 Stock Incentive Plan [Member] USD ($)	Dec. 31, 2011 2005 Stock Incentive Plan [Member] ZAR	Dec. 31, 2010 2005 Stock Incentive Plan [Member] USD ($)	Dec. 31, 2010 2005 Stock Incentive Plan [Member] ZAR	Dec. 31, 2012 2005 Stock Incentive Plan [Member] SARS [Member] USD ($)	Dec. 31, 2012 2005 Stock Incentive Plan [Member] SARS [Member] ZAR	Dec. 31, 2011 2005 Stock Incentive Plan [Member] SARS [Member] USD ($)	Dec. 31, 2011 2005 Stock Incentive Plan [Member] SARS [Member] ZAR	Dec. 31, 2011 2005 Stock Incentive Plan [Member] SARS [Member] Black Scholes Model Valuation Technique [Member] ZAR		Dec. 31, 2011 2005 Stock Incentive Plan [Member] PVRS [Member] Based On Monte Carlo Simulation [Member] ZAR		Dec. 31, 2011 2005 Stock Incentive Plan [Member] United States [Member] PVRS [Member] Based On Monte Carlo Simulation [Member]	Dec. 31, 2012 Gold Fields Limited 2012 Share Plan [Member] Performance Shares [Member] Based On Monte Carlo Simulation [Member] ZAR		Dec. 31, 2012 Gold Fields Limited 2012 Share Plan [Member] Bonus Share [Member] Based On Monte Carlo Simulation [Member] ZAR		Dec. 31, 2012 Gold Fields Limited 2012 Share Plan [Member] Minimum [Member] Bonus Share [Member] Based On Monte Carlo Simulation [Member]	Dec. 31, 2012 Gold Fields Limited 2012 Share Plan [Member] Maximum [Member] Bonus Share [Member] Based On Monte Carlo Simulation [Member]	Dec. 31, 2012 Gold Fields Limited 2012 Share Plan [Member] United States [Member] Performance Shares [Member] Based On Monte Carlo Simulation [Member]	Dec. 31, 2012 Gold Fields Limited 2012 Share Plan [Member] South Africa [Member] Bonus Share [Member] Based On Monte Carlo Simulation [Member]	Dec. 31, 2013 Sibanye Gold Limited 2013 Share Plan [Member] Performance Shares [Member] Based On Monte Carlo Simulation [Member] ZAR	Dec. 31, 2013 Sibanye Gold Limited 2013 Share Plan [Member] Bonus Share [Member] Based On Monte Carlo Simulation [Member] ZAR	Dec. 31, 2013 Sibanye Gold Limited 2013 Share Plan [Member] Minimum [Member] Bonus Share [Member] Based On Monte Carlo Simulation [Member]	Dec. 31, 2013 Sibanye Gold Limited 2013 Share Plan [Member] Maximum [Member] Bonus Share [Member] Based On Monte Carlo Simulation [Member]	Dec. 31, 2013 Sibanye Gold Limited 2013 Share Plan [Member] South Africa [Member] Performance Shares [Member] Based On Monte Carlo Simulation [Member]	Dec. 31, 2013 Sibanye Gold Limited 2013 Share Plan [Member] South Africa [Member] Bonus Share [Member] Based On Monte Carlo Simulation [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average exercise price-Rand			$ 12.46	106.82	$ 13.26	107.79	$ 15.70	105.97	$ 12.47	106.83	$ 13.26	107.79	119.17
Weighted average expected volatility													46.40%	[1]	64.10%	[1]		36.50%	[1]	29.40%	[1]					64.60%	64.60%
Expected term (months)													5 years 10 months 24 days		3 years			3 years				9 months	18 months			3 years		9 months	18 months
Expected dividend yield													1.70%		1.70%			1.60%		2.70%						2.50%	2.50%
Weighted average risk free interest rate													6.90%				0.20%							0.70%	5.50%					6.00%	6.00%
Weighted average fair value													51.66		206.27			162.41		115.74						12.55	8.34

[1]	Based on a statistical analysis of the historical share price on a weighted moving average basis for the expected term of the option